SCHEDULE OF LOANS PAYABLE (Details) - USD ($)			3 Months Ended		12 Months Ended
		May 05, 2026	May 31, 2026		Feb. 28, 2026		Nov. 24, 2025	Mar. 05, 2025	Jul. 31, 2024	Mar. 08, 2024	Nov. 30, 2023
Short-Term Debt [Line Items]
Principal amount			$ 35,722,327		$ 33,672,294
Less: current portion of loans payable			(27,769,326)		(9,483,914)
Less: discount on non-current loans payable
Non-current loans payable, net of discount			7,953,001		24,188,380
Current portion of loans payable			27,769,326		9,483,914
Less: discount on current portion of loans payable			(871,697)		(635,774)
Current portion of loans payable, net of discount			$ 26,897,629		$ 8,848,140
Promissory Note Payable One [Member]
Short-Term Debt [Line Items]
Issuance date			Jul. 18, 2016	[1],[2]	Jul. 18, 2016	[3],[4]
Maturity date			Jul. 18, 2017	[1],[2]	Jul. 18, 2017	[3],[4]
Principal amount			$ 3,500	[1],[2]	$ 3,500	[3],[4]
Interest rate			22.00%	[1],[2]	22.00%	[3],[4]
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Issuance date			Dec. 10, 2020	[5]	Dec. 10, 2020	[6]
Maturity date			Mar. 01, 2027	[5]	Mar. 01, 2027	[6]
Principal amount			$ 3,921,168	[5]	$ 3,921,168	[6]
Interest rate			12.00%	[5],[7]	12.00%	[6]
Accrued interest			$ 1,237,811		$ 1,237,811
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Issuance date			Dec. 10, 2020	[8]	Dec. 10, 2020	[9]
Maturity date			Mar. 01, 2027	[8]	Mar. 01, 2027	[9]
Principal amount			$ 2,754,338	[8]	$ 2,754,338	[9]
Interest rate			12.00%	[7],[8]	12.00%	[9]
Accrued interest			$ 1,593,544		$ 1,593,544
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Issuance date			Dec. 14, 2020	[10]	Dec. 10, 2020	[11]
Maturity date			Mar. 01, 2027	[10]	Dec. 10, 2024	[11]
Principal amount			$ 310,375	[10]		[11]
Interest rate			12.00%	[10]	12.00%	[11]
Loan repaid amount					$ 190,155
Accrued interest			$ 75,375		$ 104,046
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Issuance date			Dec. 30, 2020	[12]	Dec. 14, 2020	[13]
Maturity date			Mar. 01, 2027	[12]	Mar. 01, 2027	[13]
Principal amount			$ 350,000	[12]	$ 310,375	[13]
Interest rate			12.00%	[7],[12]	12.00%	[13]
Accrued interest					$ 75,375
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Issuance date			Jan. 01, 2021	[14]	Dec. 30, 2020
Maturity date			Mar. 01, 2027	[14]	Mar. 01, 2027
Principal amount			$ 25,000	[14]	$ 350,000
Interest rate			12.00%	[14]	12.00%
Accrued interest			$ 6,944
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Issuance date			Jan. 01, 2021	[15]	Jan. 01, 2021	[16]
Maturity date			Mar. 01, 2027	[15]	Mar. 01, 2027	[16]
Principal amount			$ 145,000	[15]	$ 25,000	[16]
Interest rate			12.00%	[15]	12.00%	[16]
Accrued interest			$ 28,925		$ 6,944
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Issuance date			Jan. 14, 2021	[17]	Jan. 01, 2021	[18]
Maturity date			Mar. 01, 2027	[17]	Mar. 01, 2027	[18]
Principal amount			$ 237,500	[17]	$ 145,000	[18]
Interest rate			12.00%	[7],[17]	12.00%	[18]
Loan repaid amount								$ 150,500
Accrued interest					$ 28,925			$ 275,000
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Issuance date			Feb. 22, 2021	[19]	Jan. 14, 2021	[20]
Maturity date			Mar. 01, 2027	[19]	Mar. 01, 2027	[20]
Principal amount			$ 1,650,000	[19]	$ 237,500	[20]
Interest rate			12.00%	[19]	12.00%	[20]
Loan repaid amount					$ 150,500
Accrued interest					$ 275,000
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Issuance date			Mar. 01, 2021	[21]	Feb. 22, 2021	[22]
Maturity date			Mar. 01, 2027	[21]	Mar. 01, 2027	[22]
Principal amount			$ 6,000,000	[21]	$ 1,650,000	[22]
Interest rate			12.00%	[21]	12.00%	[22]
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Issuance date			Jun. 08, 2021	[23]	Mar. 01, 2021	[24]
Maturity date			Jun. 08, 2027	[23]	Mar. 01, 2027	[24]
Principal amount			$ 2,750,000	[23]	$ 6,000,000	[24]
Interest rate			12.00%	[23]	12.00%	[24]
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Issuance date			Sep. 14, 2021	[25]	Jun. 08, 2021	[26]
Maturity date			Sep. 14, 2027	[25]	Jun. 08, 2027	[26]
Principal amount			$ 1,650,000	[19]	$ 2,750,000	[26]
Interest rate			12.00%	[7],[17]	12.00%	[26]
Accrued interest							$ 1,416,000
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Issuance date			Jul. 28, 2022	[27]	Jul. 12, 2021	[28]
Maturity date			Mar. 01, 2027	[27]	Jul. 26, 2026	[28]
Principal amount			$ 170,000	[27]		[28]
Interest rate			15.00%	[27]	7.00%	[28]
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Issuance date			Aug. 30, 2022	[29]	Sep. 14, 2021	[30]
Maturity date			Aug. 30, 2027	[29]	Sep. 14, 2027	[30]
Principal amount			$ 3,000,000	[29]	$ 1,650,000	[30]
Interest rate			15.00%	[7],[17]	12.00%	[30]
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Issuance date			Sep. 07, 2022	[31]	Jul. 28, 2022	[32]
Maturity date			Mar. 01, 2027	[31]	Mar. 01, 2027	[32]
Principal amount			$ 400,000	[31]	$ 170,000	[32]
Interest rate			15.00%	[31]	15.00%	[32]
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Issuance date			Sep. 08, 2022	[33]	Aug. 30, 2022	[34]
Maturity date			Mar. 01, 2027	[33]	Aug. 30, 2027	[34]
Principal amount			$ 475,000	[33]	$ 3,000,000	[34]
Interest rate			15.00%	[33]	15.00%	[34]
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Issuance date			Oct. 13, 2022	[35]	Sep. 07, 2022	[36]
Maturity date			Mar. 01, 2027	[35]	Mar. 01, 2027	[36]
Principal amount			$ 350,000	[35]	$ 400,000	[36]
Interest rate			15.00%	[35]	15.00%	[36]
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Issuance date			Oct. 28, 2022	[37]	Sep. 08, 2022	[38]
Maturity date			Oct. 31, 2026	[37]	Mar. 01, 2027	[38]
Principal amount			$ 293,000	[37]	$ 475,000	[38]
Interest rate			15.00%	[7],[37]	15.00%	[38]
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Issuance date			Nov. 09, 2022	[37]	Oct. 13, 2022	[39]
Maturity date			Oct. 31, 2026	[37]	Mar. 01, 2027	[39]
Principal amount			$ 400,000	[37]	$ 350,000	[39]
Interest rate			15.00%	[7],[37]	15.00%	[39]
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Issuance date			Nov. 10, 2022	[37]	Oct. 28, 2022	[40]
Maturity date			Oct. 31, 2026	[37]	Oct. 31, 2026	[40]
Principal amount			$ 400,000	[37]	$ 400,000	[40]
Interest rate			15.00%	[7],[37]	15.00%	[40]
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Issuance date			Nov. 15, 2022	[37]	Nov. 09, 2022	[40]
Maturity date			Oct. 31, 2026	[37]	Oct. 31, 2026	[40]
Principal amount			$ 400,000	[37]	$ 400,000	[40]
Interest rate			15.00%	[7],[37]	15.00%	[40]					35.00%
Accrued interest									$ 53,000
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Issuance date			Jan. 11, 2023	[37]	Nov. 10, 2022	[40]
Maturity date			Oct. 31, 2026	[37]	Oct. 31, 2026	[40]
Principal amount			$ 400,000	[37]	$ 400,000	[40]
Interest rate			15.00%	[7],[37]	15.00%	[40]				35.00%
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Issuance date			Feb. 06, 2023	[37]	Nov. 15, 2022	[40]
Maturity date			Oct. 31, 2026	[37]	Oct. 31, 2026	[40]
Principal amount			$ 400,000	[37]	$ 400,000	[40]
Interest rate			15.00%	[7],[37]	15.00%	[40]
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Issuance date			Apr. 05, 2023	[37]	Jan. 11, 2023	[40]
Maturity date			Oct. 31, 2026	[37]	Oct. 31, 2026	[40]
Principal amount			$ 400,000	[37]	$ 400,000	[40]
Interest rate			15.00%	[7],[37]	15.00%	[40]
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Issuance date			Apr. 20, 2023	[37]	Feb. 06, 2023	[40]
Maturity date			Oct. 31, 2026	[37]	Oct. 31, 2026	[40]
Principal amount			$ 400,000	[37]	$ 400,000	[40]
Interest rate			15.00%	[7],[37]	15.00%	[40]
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Issuance date			May 11, 2023	[37]	Apr. 05, 2023	[40]
Maturity date			Oct. 31, 2026	[37]	Oct. 31, 2026	[40]
Principal amount			$ 400,000	[37]	$ 400,000	[40]
Interest rate			15.00%	[7],[37]	15.00%	[40]
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Issuance date			Oct. 27, 2023	[37]	Apr. 20, 2023	[40]
Maturity date			Oct. 31, 2026	[37]	Oct. 31, 2026	[40]
Principal amount			$ 400,000	[37]	$ 400,000	[40]
Interest rate			15.00%	[7],[37]	15.00%	[40]
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Issuance date			Jul. 26, 2025	[41]	May 11, 2023	[40]
Maturity date			Jul. 26, 2026	[41]	Oct. 31, 2026	[40]
Principal amount			$ 165,000	[41]	$ 400,000	[40]
Interest rate			15.00%	[41],[42]	15.00%	[40]
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Issuance date			Aug. 07, 2025	[43]	Oct. 27, 2023	[40]
Maturity date			Aug. 07, 2026	[43]	Oct. 31, 2026	[40]
Principal amount			$ 245,000	[43]	$ 400,000	[40]
Interest rate			15.00%	[42],[43]	15.00%	[40]
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Issuance date			Aug. 25, 2025	[44]	Nov. 30, 2023	[45]
Maturity date			Aug. 25, 2026	[44]	Apr. 30, 2027	[45]
Principal amount			$ 137,500	[44]	$ 203,000	[45]
Interest rate			15.00%	[42],[44]	15.00%	[45]
Promissory Note Payable Thirty One [Member]
Short-Term Debt [Line Items]
Issuance date			Sep. 25, 2025	[46]	Mar. 08, 2024	[47]
Maturity date			Sep. 25, 2026	[46]	Aug. 08, 2027	[47]
Principal amount			$ 550,000	[46]	$ 350,000	[47]
Interest rate			15.00%	[42],[46]	15.00%	[47]
Promissory Note Payable Thirty Two [Member]
Short-Term Debt [Line Items]
Issuance date			Oct. 30, 2025	[48]	Jul. 26, 2025	[49]
Maturity date			Oct. 30, 2026	[48]	Jul. 26, 2026	[49]
Principal amount			$ 200,000	[48]	$ 165,000	[49]
Interest rate			15.00%	[42],[48]	15.00%	[49]
Promissory Note Payable Thirty Three [Member]
Short-Term Debt [Line Items]
Issuance date			Nov. 06, 2025	[50]	Aug. 07, 2025	[51]
Maturity date			Nov. 06, 2026	[50]	Aug. 07, 2026	[51]
Principal amount			$ 275,000	[50]	$ 245,000	[51]
Interest rate			15.00%	[42],[50]	15.00%	[51]
Promissory Note Payable Thirty Four [Member]
Short-Term Debt [Line Items]
Issuance date			Nov. 24, 2025	[52]	Aug. 25, 2025	[53]
Maturity date			Nov. 24, 2026	[52]	Aug. 25, 2026	[53]
Principal amount			$ 450,000	[50]	$ 137,500	[53]
Interest rate			15.00%	[42],[52]	15.00%	[53]
Promissory Note Payable Thirty Five [Member]
Short-Term Debt [Line Items]
Issuance date			Dec. 09, 2025	[54]	Aug. 25, 2025	[55]
Maturity date			Dec. 09, 2026	[54]	May 06, 2026	[55]
Principal amount			$ 450,000	[50]	$ 189,951	[55]
Interest rate			15.00%	[42],[54]	108.00%	[55]
Promissory Note Payable Thirty Six [Member]
Short-Term Debt [Line Items]
Issuance date			Dec. 27, 2025	[56]	Sep. 25, 2025	[57]
Maturity date			Dec. 27, 2026	[56]	Sep. 25, 2026	[57]
Principal amount			$ 275,000	[50]	$ 550,000	[57]
Interest rate			15.00%	[42],[56]	15.00%	[57]
Promissory Note Payable Thirty Seven [Member]
Short-Term Debt [Line Items]
Issuance date			Jan. 12, 2026	[58]	Oct. 30, 2025	[59]
Maturity date			Jan. 12, 2027	[58]	Oct. 30, 2026	[59]
Principal amount			$ 330,000	[58]	$ 200,000	[59]
Interest rate			15.00%	[42],[58]	15.00%	[59]
Promissory Note Payable Thirty Eight [Member]
Short-Term Debt [Line Items]
Issuance date			Jan. 27, 2026	[60]	Nov. 06, 2025	[61]
Maturity date			Jan. 27, 2027	[60]	Nov. 06, 2026	[61]
Principal amount			$ 170,000	[60]	$ 275,000	[61]
Interest rate			15.00%	[42],[60]	15.00%	[61]
Promissory Note Payable Thirty Nine [Member]
Short-Term Debt [Line Items]
Issuance date			Feb. 02, 2026	[62]	Nov. 24, 2025	[63]
Maturity date			Feb. 02, 2027	[62]	Nov. 24, 2026	[63]
Principal amount			$ 330,000	[62]	$ 450,000	[63]
Interest rate			15.00%	[42],[62]	15.00%	[63]
Promissory Note Payable Forty [Member]
Short-Term Debt [Line Items]
Issuance date			Feb. 24, 2026	[64]	Dec. 09, 2025	[65]
Maturity date			Feb. 24, 2027	[64]	Dec. 09, 2026	[65]
Principal amount			$ 170,000	[64]	$ 450,000	[65]
Interest rate			15.00%	[42],[64]	15.00%	[65]
Promissory Note Payable Forty One [Member]
Short-Term Debt [Line Items]
Issuance date			Mar. 16, 2026	[42],[66]	Dec. 17, 2025	[67]
Maturity date			Mar. 16, 2027	[42],[66]	Sep. 23, 2026	[67]
Principal amount			$ 170,000	[42],[66]	$ 329,962	[67]
Interest rate			15.00%	[42],[66]	65.00%	[67]
Promissory Note Payable Forty Two [Member]
Short-Term Debt [Line Items]
Issuance date			May 29, 2026	[68]	Dec. 22, 2025	[69]
Maturity date			May 29, 2027	[68]	Dec. 22, 2026	[69]
Principal amount			$ 225,000	[70]	$ 495,000	[69]
Interest rate			15.00%	[42],[68]	12.00%	[69]
Promissory Note Payable Forty Three [Member]
Short-Term Debt [Line Items]
Issuance date	[71]				Dec. 27, 2025
Maturity date	[71]				Dec. 27, 2026
Principal amount	[71]				$ 275,000
Interest rate	[71]				15.00%
Promissory Note Payable Forty Four [Member]
Short-Term Debt [Line Items]
Issuance date	[72]				Jan. 12, 2026
Maturity date	[72]				Jan. 12, 2027
Principal amount	[72]				$ 330,000
Interest rate	[72]				15.00%
Promissory Note Payable Forty Five [Member]
Short-Term Debt [Line Items]
Issuance date	[73]				Jan. 27, 2026
Maturity date	[73]				Jan. 27, 2027
Principal amount	[73]				$ 170,000
Interest rate	[73]				15.00%
Promissory Note Payable Forty Six [Member]
Short-Term Debt [Line Items]
Issuance date	[74]				Feb. 02, 2026
Maturity date	[74]				Feb. 02, 2027
Principal amount	[74]				$ 330,000
Interest rate	[74]				15.00%
Promissory Note Payable Forty Seven [Member]
Short-Term Debt [Line Items]
Issuance date	[75]				Feb. 19, 2026
Maturity date	[75]				Feb. 19, 2027
Principal amount	[75]				$ 165,000
Interest rate	[75]				12.00%
Promissory Note Payable Forty Eight [Member]
Short-Term Debt [Line Items]
Issuance date	[76]				Feb. 24, 2026
Maturity date	[76]				Feb. 24, 2027
Principal amount	[76]				$ 170,000
Interest rate	[76]				15.00%
Purchase Agreement [Member]
Short-Term Debt [Line Items]
Issuance date	[77]		Nov. 30, 2023
Maturity date	[77]		Apr. 30, 2027
Principal amount	[77]		$ 203,000
Interest rate	[77]		15.00%
Purchase Agreement One [Member]
Short-Term Debt [Line Items]
Issuance date	[78]		Mar. 08, 2024
Maturity date	[78]		Aug. 08, 2027
Principal amount	[78]		$ 350,000
Interest rate	[78]		15.00%
Future Receivables Purchase And Sale Agreement [Member]
Short-Term Debt [Line Items]
Issuance date	[79]		Aug. 25, 2025
Maturity date	[79]		May 06, 2026
Principal amount	[79]
Interest rate	[79]		108.00%
Business Loan [Member]
Short-Term Debt [Line Items]
Issuance date	[80]		Dec. 17, 2025
Maturity date	[80]		Sep. 23, 2026
Principal amount	[50]
Interest rate	[79]		65.00%
Convertible Note [Member]
Short-Term Debt [Line Items]
Issuance date	[81]		Dec. 22, 2025
Maturity date	[81]		Dec. 22, 2026
Principal amount	[50]		$ 495,000
Interest rate	[81]		12.00%
Convertible Note One [Member]
Short-Term Debt [Line Items]
Issuance date	[82]		Feb. 19, 2026
Maturity date	[82]		Feb. 19, 2027
Principal amount	[82]		$ 165,000
Interest rate	[82]		12.00%
Convertible Note Two [Member]
Short-Term Debt [Line Items]
Issuance date	[83]		Mar. 25, 2026
Maturity date	[83]		Mar. 25, 2027
Principal amount	[83]		$ 110,000
Interest rate	[83]		12.00%
Convertible Note Three [Member]
Short-Term Debt [Line Items]
Issuance date	[84]		Mar. 25, 2026
Maturity date	[84]		Mar. 25, 2026
Principal amount	[84]
Interest rate	[84]		12.00%
Commitment fee		$ 14,100,000	$ 14,100,000
Lowest trading price percentage			20.00%
Repaid principal amount		$ 638,492
Convertible Note Four [Member]
Short-Term Debt [Line Items]
Issuance date	[85]		Apr. 09, 2026
Maturity date	[85]		Jan. 15, 2027
Principal amount	[85]		$ 257,000
Interest rate	[85]		10.00%
Future Receivables Purchase And Sale Agreement One [Member]
Short-Term Debt [Line Items]
Issuance date	[86]		Apr. 13, 2026
Maturity date	[86]		Apr. 13, 2027
Principal amount	[86]		$ 641,279
Convertible Note Five [Member]
Short-Term Debt [Line Items]
Issuance date	[87]		Apr. 20, 2026
Maturity date	[87]		Apr. 20, 2027
Principal amount	[87]		$ 277,778
Interest rate	[87]		12.00%
Accrued interest			$ 33,333
Commitment fee			5,000,000
Fair value of common stock issued			$ 173,500
Convertible Note Six [Member]
Short-Term Debt [Line Items]
Issuance date	[88]		May 01, 2026
Maturity date	[88]		Jan. 15, 2027
Principal amount	[88]		$ 157,000
Interest rate	[88]		10.00%
Convertible Note Seven [Member]
Short-Term Debt [Line Items]
Issuance date	[89]		May 04, 2026
Maturity date	[89]		May 04, 2027
Principal amount	[89]		$ 700,000
Interest rate	[89]		12.00%
Commitment fee			$ 1,250,000
Fair value of common stock issued			$ 28,751
Convertible Note Eight [Member]
Short-Term Debt [Line Items]
Issuance date	[70]		May 28, 2026
Maturity date	[70]		May 28, 2026
Principal amount	[70]		$ 138,889
Interest rate	[89]		12.00%

[1]	In default
[2]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[3]	In default
[4]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[5]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On December 10, 2025 an exchange agreement was made whereby principal and interest of this note may be exchanged for common shares at 90% of the 5 days’ lowest bid of shares. For the three months ending May 31, 2026 the company exchanged $336,000 accrued interest for 14,000,000 common shares at a fair value of $910,700 with a loss on settlement of $574,700.
[6]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[7]	On June 15, 2026 the Company and lender entered into a Loan Amendment Agreement whereby it was agreed that simple interest was to be calculated from the loan issuance date through to February 28, 2026 and commencing March 1, 2026 compounded on the respective principal and interest balance at February 28, 2026.
[8]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $0.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. $300,000 has been repaid during the year ended February 29, 2024. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. On February 8, 2026, the holder exchanged $192,000 in accrued interest for 8,000,000 common shares at fair value of $320,000 with a loss on settlement of $128,000.
[9]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $0.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. $300,000 has been repaid during the year ended February 29, 2024. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. On February 8, 2026, the holder exchanged $192,000 in accrued interest for 8,000,000 common shares at fair value of $320,000 with a loss on settlement of $128,000.
[10]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500. On December 14, 2023, the parties extended the maturity date from December 14, 2023 date to March 1, 2027.
[11]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.The maturity date was extended from December 10, 2023 to December 10, 2024 on February 29, 2024 and a fee of $22,958 was paid and charged to interest expense. The Company was charged a penalty of $24,510 which it added the loan with a corresponding adjustment to interest expense. The Company repaid the loan in full $190,155 with accrued interest of $104,046.
[12]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. On March 1, 2024, the unamortized relative fair value discount of $65,092 was removed with a corresponding adjustment to accumulated deficit. A $8,399 unamortized discount remained. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. The loan is fully amortized.
[13]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500. On December 14, 2023, the parties extended the maturity date from December 14. 2023 date to March 1,2027.
[14]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[15]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[16]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[17]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $80,284 was removed with a corresponding adjustment to accumulated deficit. A $10,559 unamortized discount remained. On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. The loan is fully amortized. Through an exchange agreement on February 11, 2025, the Company repaid $162,000 in principal st through the issuance of 600,000 common shares. On March 28, 2025 the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest VWAP price. On March 5, 2025 the Company repaid $150,500 in loan principal as well as $275,000 in accrued interest (all totaling $425,500) was repaid on March 5, 2025 through the issuance of 1,850,000 common shares at a fair value of $444,000 with a loss on settlement of $18,500.
[18]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[19]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022, to February 22, 2024, on February 28, 2022, in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3-year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. On November 28, 2023, the parties extended the maturity date from February 22, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On March 1, 2024, the unamortized relative fair value discount of $497,614 was removed with a corresponding adjustment to accumulated deficit. A $55,585 unamortized discount remained. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. The loan is fully amortized. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. For the three months ending May 31, 2026, the Company exchanged $80,000 of accrued interest for 5,000,000 common at a fair value of $100,000 with a loss on settlement of $20,000.
[20]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $80,284 was removed with a corresponding adjustment to accumulated deficit. A $10,559 unamortized discount remained. On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the year ended February 28, 2026, the Company recorded amortization expense of $144, with an unamortized discount of $0 at February 28, 2026.The loan is fully amortized. Through an exchange agreement on February 11, 2025, the Company repaid $162,000 in principal st through the issuance of 600,000 common shares. On March 28, 2025 the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest VWAP price. On March 5, 2025 the Company repaid $150,500 in loan principal as well as $275,000 in accrued interest (all totaling $425,500) was repaid on March 5, 2025 through the issuance of 1,850,000 common shares at a fair value of $444,000 with a loss on settlement of $18,500.
[21]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized. This note was again extended to March 1, 2025. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On March 28, 2025 the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest VWAP price. For the year ended February 28, 2026, the Company has issued 36,500,000 common shares at fair market value of $4,365,500 to repay $3,840,500 in accrued interest with a loss on settlement of debt of $525,000.
[22]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022, to February 22, 2024, on February 28, 2022, in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3-year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. On November 28, 2023, the parties extended the maturity date from February 22, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On March 1, 2024, the unamortized relative fair value discount of $497,614 was removed with a corresponding adjustment to accumulated deficit. A $55,585 unamortized discount remained. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the year ended February 28, 2026, the Company recorded amortization expense of $700, with an unamortized discount of $0 at February 28, 2026. The loan is fully amortized. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price.
[23]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note was extended to June 8, 2025. On March 1, 2024, the unamortized relative fair value discount of $33,547 was removed with a corresponding adjustment to accumulated deficit. A $4,121 unamortized discount remained. The loan is fully amortized. On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of price the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. For the year ended February 28, 2026 the holder exchanged $1,416,000 in accrued interest for 25,000,000 common shares at a fair value of $1,680,000 with a loss on settlement of $264,000.
[24]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized. This note was again extended to March 1, 2025. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On March 28, 2025 the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest VWAP price. For the year ended February 28, 2026, the Company has issued 36,500,000 common shares at fair market value of $4,365,500 to repay $3,840,500 in accrued interest with a loss on settlement of debt of $525,000.
[25]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $572,549 was removed with a corresponding adjustment to accumulated deficit. A $66,846 unamortized discount remained. For the three months ended May 31, 2026, the Company recorded amortization expense of $2,455, with an unamortized discount of $13,870 at May 31, 2026. On April 16, 2025, the parties again extended the maturity date from September 14, 2025, to September 14, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price.
[26]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note was extended to June 8, 2025. On March 1, 2024, the unamortized relative fair value discount of $33,547 was removed with a corresponding adjustment to accumulated deficit. A $4,121 unamortized discount remained. For the year ended February 28, 2026, the Company recorded amortization expense of $964, with an unamortized discount of $0 at February 28, 2026. The loan is fully amortized On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of price the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. During the period the holder exchanged $1,416,000 in accrued interest for 25,000,000 common shares at a fair value of $1,680,000 with a loss on settlement of $264,000.
[27]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[28]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. During the six months ended August 31, 2025 the Company repaid $420,000 as part of a settlement with the estate of the lender. A settlement agreement was entered into on April 25,2025 between the Company and the Estate of the lender whereby the Company will repay a total of $420,000 to fully discharge the outstanding loan balance and accrued interest which totaled $4,790,185. This settlement agreement was approved by the court on June 5, 2025. Upon settlement in August 2025, the Company recorded a gain on settlement of debt of $4,370,185. At February 28, 2026 the outstanding principal and interest was $0.
[29]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. On March 1, 2024, the unamortized relative fair value discount of $11,535 was removed with a corresponding adjustment to accumulated deficit. This note has been fully amortized. This note was extended to August 30, 2025. On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price.
[30]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $572,549 was removed with a corresponding adjustment to accumulated deficit. A $66,846 unamortized discount remained. For the year ended February 28, 2026, the Company recorded amortization expense of $8,856, with an unamortized discount of $16,325 at February 28, 2026. On April 16, 2025, the parties again extended the maturity date from September 14, 2025, to September 14, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price.
[31]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[32]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[33]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[34]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. On March 1, 2024, the unamortized relative fair value discount of $11,535 was removed with a corresponding adjustment to accumulated deficit. This note has been fully amortized. This note was extended to August 30, 2025. On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price.
[35]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[36]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[37]	On October 28, 2022, the Company entered into as secured loan agreement with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of this secured loan agreement into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. At February 29, 2024 the Company has issued all 10 tranches totaling $ 4,000,000 as follows:
[38]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[39]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[40]	On October 28, 2022, the Company entered into as secured loan agreement with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of this secured loan agreement into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. At February 29, 2024 the Company has issued all 10 tranches totaling $ 4,000,000 as follows:
[41]	Original $165,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[42]	Compounding annually
[43]	Original $245,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[44]	Original $137,500 note may be pre-payable at any time. The note balance includes an original issue discount of $12,500. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[45]	On November 30, 2023, the Company entered into an agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after-acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment and after original maturity. The Company has repaid $147,000 and $53,000 in accrued interest in July to account for the missed April through to August 2024 payments in agreement with the lender. The Company have missed the subsequent monthly payments. On April 16, 2025, the parties extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same. On April 30,2026, the parties extended the maturity to April 30, 2027, with the default rate still applicable after April 30, 2025.
[46]	Original $550,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $12,724, with an unamortized discount of $17,288 at May 31, 2026.
[47]	On March 8, 2024, the Company entered into another agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on August 8, 2024 through to August 8, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after- acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment and after original maturity. The August 2024 through to August 2025 payments have not been made and the note was not repaid at original maturity. On August 8, 2025 the parties extended the maturity to August 8, 2027 , with the default rate still applicable after August 8, 2025.
[48]	Original $200,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $6,158, with an unamortized discount of $11,127 at May 31, 2026.
[49]	Original $165,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[50]	Original $275,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $6,189, with an unamortized discount of $11,582 at May 31, 2026.
[51]	Original $245,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[52]	Original $450,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $10,760, with an unamortized discount of $28,536 at May 31, 2026.
[53]	Original $137,500 note may be pre-payable at any time. The note balance includes an original issue discount of $12,500. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[54]	Original $450,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $11,888, with an unamortized discount of $27,702 at May 31, 2026.
[55]	On August 25, 2025, the Company entered into Future Receivables Purchase and Sale Agreement secured by a general security charging all of RAD’s present and after- acquired property. The Company received net proceeds of $555,671 after fees of $29,329 and a financing fee of $222,300 for total fees of $251,629. The Company must repay $807,300, in weekly payments of 7% of estimated receipts from accounts receivables. The estimated monthly payments will be approximately $99,725. For the year ended February 28, 2026, the Company recorded amortization expense of $192,422, with an unamortized discount of $59,207 at February 28, 2026. For the year ended February 28, 2026, the Company has repaid $617,348.
[56]	Original $275,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $5,908, with an unamortized discount of $14,970 at May 31, 2026.
[57]	Original $550,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $19,988, with an unamortized discount of $30,012 at February 28, 2026.
[58]	Original $330,000 note may be pre-payable at any time. The note balance includes an original issue discount of $30,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $7,019, with an unamortized discount of $19,117 at May 31, 2026.
[59]	Original $200,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $7,665, with an unamortized discount of $17,335 at February 28, 2026.
[60]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $4,594, with an unamortized discount of $13,637 at May 31, 2026.
[61]	Original $275,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $7,229, with an unamortized discount of $17,771 at February 28, 2026.
[62]	Original $330,000 note may be pre-payable at any time. The note balance includes an original issue discount of $30,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $7,059, with an unamortized discount of $21,078 at May 31, 2026.
[63]	Original $450,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $10,704, with an unamortized discount of $39,296 at February 28, 2026.
[64]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $4,555, with an unamortized discount of $15,257 at May 31, 2026.
[65]	Original $450,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $10,410, with an unamortized discount of $39,590 at February 28, 2026.
[66]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $3,680, with an unamortized discount of $16,320 at May 31, 2026.
[67]	On December 17, 2025, the Company entered into a business loan secured by a general security charging all of RAD’s present and after- acquired property. The Company received net proceeds of $300,000 after fees of $14,000 and a financing fee of $91,060 for total fees of $105,060. The Company must repay $405,060, in 4 weekly payments of $2,276.50 and 36 weekly payments of $10,998.72. The loan is personally guaranteed by the CEO. For the year ended February 28, 2026, the Company recorded amortization expense of $19,478 with an unamortized discount of $85,582 at February 28, 2026. For the year ended February 28, 2026, the Company has repaid $75,098.
[68]	Original $225,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $115, with an unamortized discount of $24,885 at May 31, 2026.
[69]	$495,000 convertible note that may be redeemed at a premium at any time. The Company received proceeds of $440,000, with fees of $10,000 and an original issue discount of $45,000. Principal and interest due at maturity. For the year ended February 28, 2026, the Company recorded amortization expense of $9,705, with an unamortized discount of $45,295 at February 28, 2026. After 180 days , the note and interest is convertible at a conversion price of 80% of the lowest traded price in the 15 prior trading days.
[70]	$138,889 convertible note that may be redeemed subject to a premium ranging from 110% to 135% if redeemed within the first 180 days of the note. The Company received proceeds of $119,000, with fees of $6,000 and an original issue discount of $13,889.. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $762, with an unamortized discount of $19,127 at May 31, 2026. After 180 days, the note and interest is convertible at a conversion price of 65% of the lowest traded price in the 10 prior trading days.
[71]	Original $275,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $4,122, with an unamortized discount of $20,878 at February 28, 2026.
[72]	Original $330,000 note may be pre-payable at any time. The note balance includes an original issue discount of $30,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $3,864, with an unamortized discount of $26,136 at February 28, 2026.
[73]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $1,769, with an unamortized discount of $18,231 at February 28, 2026.
[74]	Original $330,000 note may be pre-payable at any time. The note balance includes an original issue discount of $30,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $1,863, with an unamortized discount of $28,137 at February 28, 2026.
[75]	$165,000 convertible note that may be redeemed at a premium at any time. The Company received proceeds of $142,500, with fees of $7,500 and an original issue discount of $15,000. Principal and interest due at maturity. For the year ended February 28, 2026, the Company recorded amortization expense of $484, with an unamortized discount of $22,016 at February 28, 2026. After 180 days , the note and interest is convertible at a conversion price of 80% of the lowest traded price in the 15 prior trading days.
[76]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the nine months ended February 28, 2026, the Company recorded amortization expense of $188, with an unamortized discount of $19,812 at February 28, 2026.
[77]	On November 30, 2023, the Company entered into an agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after-acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment and after original maturity. The Company has repaid $147,000 and $53,000 in accrued interest in July to account for the missed April through to August 2024 payments in agreement with the lender. The Company have missed the subsequent monthly payments. On April 16, 2025, the parties extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same. On April 30,2026, the parties extended the maturity to April 30, 2027, with the default rate still applicable after April 30, 2025.
[78]	On March 8, 2024, the Company entered into another agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on August 8, 2024 through to August 8, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after- acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment and after original maturity. The August 2024 through to August 2025 payments have not been made and the note was not repaid at original maturity. On August 8, 2025 the parties extended the maturity to August 8, 2027 , with the default rate still applicable after August 8, 2025.
[79]	On August 25, 2025, the Company entered into Future Receivables Purchase and Sale Agreement secured by a general security charging all of RAD’s present and after- acquired property. The Company received net proceeds of $555,671 after fees of $29,329 and a financing fee of $222,300 for total fees of $251,629. The Company must repay $807,300, in weekly payments of 7% of estimated receipts from accounts receivables. The estimated monthly payments will be approximately $99,725. For the year ended May 31, 2026, the Company recorded amortization expense of $59,207, with an unamortized discount of $0 at May 31, 2026. For the year ended February 28, 2026, the Company has repaid $617,348. During the three months ending May 31, 2026 the remaining balance of $ 189,952 was fully repaid.
[80]	On December 17, 2025, the Company entered into a business loan secured by a general security charging all of RAD’s present and after- acquired property. The Company received net proceeds of $300,000 after fees of $14,000 and a financing fee of $91,060 for total fees of $105,060. The Company must repay $405,060, in 4 weekly payments of $2,276.50 and 36 weekly payments of $10,998.72. The loan is personally guaranteed by the CEO. For the year ended February 28, 2026, the Company recorded amortization expense of $19,478 with an unamortized discount of $85,582 at February 28, 2026. For the three months ended May 31, 2026, the Company has repaid $87,990 with the balance of $241,972 transferred to the April 13, 2026 loan described in footnote (43),thereby fully extinguishing this loan.
[81]	$495,000 convertible note that may be redeemed at a premium at any time. The Company received proceeds of $440,000, with fees of $10,000 and an original issue discount of $45,000. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $13,062, with an unamortized discount of $32,233 at May 31, 2026. . After 180 days , the note and interest is convertible at a conversion price of 80% of the lowest traded price in the 15 prior trading days.
[82]	$165,000 convertible note that may be redeemed at a premium at any time. The Company received proceeds of $142,500, with fees of $7,500 and an original issue discount of $15,000. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $5,167, with an unamortized discount of $16,849 at May 31, 2026. After 180 days , the note and interest is convertible at a conversion price of 80% of the lowest traded price in the 15 prior trading days.
[83]	$110,000 convertible note that may be redeemed subject to a premium ranging from 110% to 140% if redeemed within the first 180 days of the note. The Company received proceeds of $95,000, with fees of $5,000 and an original issue discount of $10,000. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $2,429, with an unamortized discount of $12,571 at May 31, 2026. After 180 days, the note and interest is convertible at a conversion price of 80% of the lowest traded price in the 15 prior trading days.
[84]	$630,000 convertible note that may be redeemed subject to a premium ranging from 110% to 140% if redeemed within the first 180 days of the note. The Company received proceeds of $595,000, with fees of $5,000 and an original issue discount of $30,000. Principal and interest due at maturity. A refundable commitment fee of 14.1 million common shares was issued, but is returnable if the loan plus accrued interest is paid back by May 5, 2026. The loan was intended as a short term loan with high redemption premiums commencing after 40 days and high conversion discounts after 180 days whereby the note would convert at 20% of the lowest traded price 15 days prior trading to the conversion date. On May 5, 2026, the Company repaid in full, principal and interest of $638,492 and the 14.1 million commitment fee shares will be returned.. For the three months ended May 31, 2026, the Company recorded amortization expense of $35,000, with an unamortized discount of $0 at May 31, 2026.
[85]	$257,000 convertible note that may be redeemed subject to a premium ranging from 120% to 125% if redeemed within the first 180 days of the note. The Company received proceeds of $250,000, with fees of $7,000. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $7,000, with an unamortized discount of $0 at May 31, 2026. After 180 days, the note and interest is convertible at a conversion price of 65% of the lowest closing traded price in the 10 prior trading days.
[86]	On April 13, 2026, the Company entered into a business loan secured by a general security charging all of RAD’s present and after- acquired property. The Company received net proceeds of $295,028 after fees of $16,500 and a financing fee of $91,060 for total fees of $105,060 and a payback of the $241,972 balance on the December 17, loan described in footnote (32) . The Company must repay $709,500, in 52 weekly payments of $13,644. The loan is personally guaranteed by the CEO. For the three months ended May 31, 2026, the Company recorded amortization expense of $16,587 with an unamortized discount of $155,913 at February 28, 2026. For the three months ended May 31, 2026, the Company has repaid $68,221.
[87]	$277,778 convertible note that may be redeemed anytime with payment of the first year’s accrued interest of $33,333. The Company received proceeds of $245,000, with fees of $5,000 and an original issue discount of $27,778. In addition a commitment fee of 5,000,000 common shares having a fair value of $173,500 was issued and added as a discount. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $10,072, with an unamortized discount of $196,206 at May 31, 2026. The note and interest is convertible at any time a conversion price of 75% of the lowest closing traded price in the 10 prior trading days.
[88]	$157,000 convertible note that may be redeemed subject to a premium ranging from 120% to 125% if redeemed within the first 180 days of the note. The Company received proceeds of $150,000, with fees of $7,000. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $7,000, with an unamortized discount of $0 at May 31, 2026. After 180 days, the note and interest is convertible at a conversion price of 65% of the lowest closing traded price in the 10 prior trading days.
[89]	$700,000 convertible note redeemable 90 days after issuance in monthly installments of 10% of the outstanding principal and interest. The Company received proceeds of $615,000, with fees of $15,000 and an original issue discount of $70,000. In addition a commitment fee of 1,250,000 common shares having a fair value of $28,751 was issued and recorded as a discount. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $7,185, with an unamortized discount of $105,565 at May 31, 2026. After 180 days, the note and interest is convertible at a conversion price of 65% of the lowest traded price in the 10 prior trading days.